Interim Condensed Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Loss for the period	$ (31,336)	$ (55,946)	$ (43,465)	$ (68,477)
Items that may be subsequently reclassified to the consolidated statement of operations (net of tax):
Exchange differences from translation of foreign operations	(211)	27,330	(6,077)	52,027
Total other comprehensive (loss)/income for the period	(211)	27,330	(6,077)	52,027
Total comprehensive loss for the period	(31,547)	(28,616)	(49,542)	(16,450)
Attributable to:
Shareholders of the parent	(31,507)	(28,583)	(49,398)	(16,318)
Non-controlling interests	$ (40)	$ (33)	$ (144)	$ (132)